Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Borrowings

	31 December 2019	31 December 2018
Non-current liabilities
Unsecured bank loans	6,092,170	7,244,992
Secured bank loans	—	1,862
Lease liabilities	1,101,303	1,026,955
Debt securities issued	5,483,921	4,845,827

	12,677,394	13,119,636

Current liabilities
Unsecured bank loans	6,712,297	6,281,855
Secured bank loans	2,415	2,318
Lease liabilities	431,752	387,001
Debt securities issued	481,869	364,735

	7,628,333	7,035,909

Summary of Terms and Conditions of Outstanding Loans
Terms and conditions of outstanding loans are as follows:

			31 December 2019			31 December 2018
	Currency	Interest rate type	Nominal interest rate	Payment period	Carrying amount	Nominal interest Rate	Payment period	Carrying amount
Unsecured bank loans	EUR	Floating	Euribor+1.3%-Euribor+2.2%	2020-2026	5,638,726	Euribor+1.2%-Euribor+3.4%	2019-2026	6,975,890
Unsecured bank loans	USD	Floating	Libor+1.5%-Libor+2.2%	2020-2028	4,478,457	Libor+2.0%-Libor+4.1%	2019-2026	4,589,157
Unsecured bank loans	TL	Fixed	9.5%-11.5%	2020	1,442,818	12.6%-25.0%	2019	873,914
Unsecured bank loans	UAH	Fixed	11.5%-18.0%	2020	1,043,883	21.5%-22.5%	2019	894,511
Unsecured bank loans	RMB	Fixed	5.5%	2020-2026	200,583	5.5%	2019-2026	193,375
Secured bank loans (*)	BYN	Fixed	11.5%	2020	2,415	12.0%-16.0%	2019-2020	4,180
Debt securities issued	USD	Fixed	5.8%	2020-2028	5,810,989	5.8%	2019-2028	5,135,565
Debt securities issued	TL	Fixed	14.0%	2020	154,801	24.5%	2019	74,997
Lease liabilities	EUR	Fixed	1.0%-7.9%	2020-2031	162,786	1.0%-7.9%	2019-2031	194,645
Lease liabilities	TL	Fixed	12.8%-45.0%	2020-2048	735,211	16.1%-45.0%	2019-2048	719,718
Lease liabilities	USD	Fixed	3.9%-10.8%	2020-2027	18,564	3.9%-10.8%	2019-2027	40,351
Lease liabilities	UAH	Fixed	16.6%-24.0%	2020-2067	521,496	16.6%-24.0%	2019-2067	418,390
Lease liabilities	BYN	Fixed	11.7%-15.0%	2020-2028	94,998	12.0%-15.0%	2019-2028	40,852

					20,305,727			20,155,545

(*)	Belarusian Telecom pledged certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus (Note 37).